GOLDMAN SACHS TRUST

Goldman Sachs Dividend Focus Funds

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares

(as applicable) of the

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

(the “Funds”)

Supplement dated February 19, 2019 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented to date (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and to the

Summary Prospectuses, Prospectus and SAI, each dated April 16, 2018, as supplemented to date (with respect to Class P Shares)

Effective immediately, Raymond Chan will no longer serve as a portfolio manager for the Funds. In addition, effective immediately, Christopher Lvoff will serve as a portfolio manager for the Funds. Ron Arons, Collin Bell, David Beers, Daniel Lochner, and Charles “Brook” Dane will continue to serve as portfolio managers for the Goldman Sachs Income Builder Fund. Monali Vora, Aron Kershner, C. Troy Shaver, Jr. and Ying “Susie” Wang will continue to serve as portfolio managers for the Goldman Sachs Rising Dividend Growth Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Mr. Chan in the Summary Prospectuses, Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Income Builder Fund—Summary—Portfolio Management” section of the Prospectuses, as well as the “Portfolio Management” section of the Goldman Sachs Income Builder Fund’s Summary Prospectuses:

Portfolio Managers: Ron Arons, Managing Director, has managed the Fund since 2013; Collin Bell, Managing Director, has managed the Fund since 2016; David Beers, Vice President, has managed the Fund since 2012; Daniel Lochner, Managing Director, has managed the Fund since 2016; Charles “Brook” Dane, Vice President, has managed the Fund since 2016; and Christopher Lvoff, CFA, Managing Director, has managed the Fund since 2019.

The following replaces in its entirety the “GSAM—Portfolio Managers” subsection of the “Goldman Sachs Rising Dividend Growth Fund—Summary—Portfolio Management” section of the Prospectuses, as well as the “GSAM—Portfolio

Managers” subsection of the “Portfolio Management” section of the Goldman Sachs Rising Dividend Growth Fund’s Summary Prospectuses:

Portfolio Managers: Monali Vora, CFA, Managing Director, has managed the Fund since 2018; Aron Kershner, Vice President, has managed the Fund since 2018; and Christopher Lvoff, CFA, Managing Director, has managed the Fund since 2019.

The following replaces in its entirely the table in the “Goldman Sachs Global Portfolio Solutions (“GPS”) Group” subsection of the “Service Providers—Fund Managers—Income Builder Fund” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Christopher Lvoff, CFA Managing Director	Portfolio Manager— Income Builder Fund (Asset Allocation)	Since 2019	Mr. Lvoff is a portfolio manager within the GPS Group in GSAM. He joined the Investment Adviser in 2007.

The following replaces in its entirely the table in the “Goldman Sachs Global Portfolio Solutions (“GPS”) Group” subsection of the “Service Providers—Fund Managers—Rising Dividend Growth Fund” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Christopher Lvoff, CFA Managing Director	Portfolio Manager— Rising Dividend Growth Fund (Asset Allocation)	Since 2019	Mr. Lvoff is a portfolio manager within the GPS Group in GSAM. He joined the Investment Adviser in 2007.

This Supplement should be retained with your Summary Prospectuses, Prospectuses and SAI for future reference.

DIVFOTBDSTK 02-19